ORGANIZATION AND NATURE OF OPERATIONS (Schedule of Subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2014
Canton Best Limited ("Canton Best BVI") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 16, 2013	[1]
Percentage of Ownership	100.00%	[1]
Wide Wealth Group Holding Limited ("Wide Wealth Hong Kong") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 11, 2012	[1]
Percentage of Ownership	100.00%	[1]
Jiangxi JinkoSolar Engineering Co, Ltd. ("Jinko Engineering") (Originally named as Shangrao Jinko PV Technology Engineering Co., Ltd.) [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 28, 2011
Percentage of Ownership	100.00%
Jiangxi JinkoSolar Engineering Co, Ltd. ("Jinko Engineering") (Originally named as Shangrao Jinko PV Technology Engineering Co., Ltd.) [Member] | Wide Wealth Hong Kong [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of Ownership	100.00%
Jinko Power Co., Ltd. (Zhejiang) (formerly Haining JinkoSolar Investment Co.,Ltd) [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 14, 2012
Percentage of Ownership	100.00%
Number of solar power project entities held	43
Jinko Power Co., Ltd. (Zhejiang) (formerly Haining JinkoSolar Investment Co.,Ltd) [Member] | Jinko Engineering [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of Ownership	100.00%
JinkoSolar Technology Limited ("Paker") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 10, 2006
Percentage of Ownership	100.00%
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 13, 2006
Percentage of Ownership	100.00%
Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 30, 2009
Percentage of Ownership	100.00%
JinkoSolar International Limited ("JinkoSolar International") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 25, 2009
Percentage of Ownership	100.00%
Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 24, 2009
Percentage of Ownership	100.00%
JinkoSolar GmbH ("Jinko GmbH") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 01, 2010
Percentage of Ownership	100.00%
Zhejiang Jinko Trading Co., Ltd. ("Zhejiang Trading") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 13, 2010
Percentage of Ownership	100.00%
JinkoSolar (U.S.) Inc. ("Jinko US") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 19, 2010
Percentage of Ownership	100.00%
Jiangxi Photovoltaic Materials Co., Ltd. ("Jiangxi Materials") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 01, 2010
Percentage of Ownership	100.00%
JinkoSolar (Switzerland) AG ("Jinko Switzerland") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 03, 2011
Percentage of Ownership	100.00%
JinkoSolar (US) Holdings Inc. ("Jinko US Holding") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 07, 2011
Percentage of Ownership	100.00%
JinkoSolar Italy S.R.L. ("Jinko Italy") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 08, 2011
Percentage of Ownership	100.00%
JinkoSolar SAS ("Jinko France") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 12, 2011
Percentage of Ownership	100.00%
Jinko Solar Canada Co., Ltd ("Jinko Canada") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 18, 2011
Percentage of Ownership	100.00%
Jinko Solar Australia Holdings Co. Pty Ltd ("Jinko Australia") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 07, 2011
Percentage of Ownership	100.00%
Jinko Solar Pty Ltd. ("JinkoSolar South Africa") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 13, 2012
Percentage of Ownership	100.00%
Jinko Solar Japan K.K. ("JinkoSolar Japan") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 21, 2012
Percentage of Ownership	100.00%
JinkoSolar Power Engineering Group Limited ("JinkoSolar Power") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 12, 2013	[2]
Percentage of Ownership	100.00%	[2]
JinkoSolar WWG Investment Co., Ltd ("WWG Investment") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 08, 2014
Percentage of Ownership	100.00%
JinkoSolar Comercio do Brazil Ltda ("JinkoSolar Brazil") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jan. 14, 2014
Percentage of Ownership	100.00%
JinkoSolar Comercio do Brazil Ltda ("JinkoSolar Brazil") [Member] | WWG Investment [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of Ownership	55.00%
Projinko Solar Portugal Unipessoal LDA. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 20, 2014
Percentage of Ownership	100.00%
JinkoSolar Mexico S.DE R.L. DE C.V. ("JinkoSolar Mexico") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 25, 2014
Percentage of Ownership	100.00%
Jiangxi Jinko Domestic Photovoltaics Technology Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Oct. 08, 2014
Percentage of Ownership	100.00%
Zhejiang Jinko Financial Leasing Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Oct. 10, 2014
Percentage of Ownership	100.00%
Zhejiang Jinko Domestic Photovoltaics Technology Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Oct. 15, 2014
Percentage of Ownership	100.00%
Shanghai Jinko Photovoltaics Technology Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 06, 2014
Percentage of Ownership	100.00%
Shanghai Jinko Financial Information Service Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 07, 2014
Percentage of Ownership	100.00%
JinkoSolar Household PV Technology Holding Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 30, 2014
Percentage of Ownership	100.00%

[1]	Canton Best BVI is a wholly owned subsidiary of JinkoSolar Power, and Wide Wealth Hong Kong is a wholly owned subsidiary of Canton Best BVI. Wide Wealth Hong Kong holds 100% equity interests in Jinko Engineering which further holds 100% equity interests in Jinko Power Co., Ltd. (Zhejiang). Jinko Power Co., Ltd. (Zhejiang) holds 43 solar power project entities in the PRC.
[2]	JinkoSolar Power, a 55% owned subsidiary of WWG Investment, is the holding company of the Group's solar project business.